Long-term Debt Long-term Debt - Swaps/Maturities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016 [1]	Jun. 30, 2016 [2]	Dec. 31, 2015
Debt Instrument [Line Items]
2016			$ 264
Debt Instrument, Description of Variable Rate Basis			3 month LIBOR
2017			$ 277
2018			286
2019			951
2020			634
Thereafter			3,280
Long-term Debt, Gross			5,692
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount			$ 1,991
Interest Rate Swap [Member] | NRG Solar Alpine LLC [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			85.00%
Derivative, Fixed Interest Rate			2.744%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 122
Interest Rate Swap [Member] | NRG Solar Alpine LLC [Member] | Maturity - June 30, 2025 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			85.00%
Derivative, Fixed Interest Rate			2.421%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 9
Interest Rate Swap [Member] | NRG Solar Avra Valley [Member] | Maturity - November 30, 2030 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			85.00%
Derivative, Fixed Interest Rate			2.333%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 51
Interest Rate Swap [Member] | NRG Solar Blythe LLC [Member] | Maturity - June 25, 2028 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			3.563%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 16
Interest Rate Swap [Member] | Borrego [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			1.125%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 9
Interest Rate Swap [Member] | NRG West Holdings LLC [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			2.417%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 358
Interest Rate Swap [Member] | Kansas South [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			2.368%
Debt Instrument, Description of Variable Rate Basis			6-Month LIBOR
Derivative, Notional Amount			$ 25
Interest Rate Swap [Member] | Laredo Ridge [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			2.31%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 83
Interest Rate Swap [Member] | Marsh Landing [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			3.244%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 387
Interest Rate Swap [Member] | NRG Solar Roadrunner LLC [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			4.313%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 30
Interest Rate Swap [Member] | South Trent Wind LLC [Member] | Maturity - June14, 2020 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			3.265%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 46
Interest Rate Swap [Member] | South Trent Wind LLC [Member] | Maturity - June 14, 2028 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			4.95%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 21
Interest Rate Swap [Member] | Tapestry Wind [Member] | Maturity - December 21, 2021 [Member] [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Derivative, Fixed Interest Rate			2.21%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 163
Interest Rate Swap [Member] | Tapestry Wind [Member] | Maturity - December 21, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			50.00%
Derivative, Fixed Interest Rate			3.57%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 60
Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3 month LIBOR	3 month LIBOR	3 month LIBOR
Alta Wind Asset Management, due 2031 [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			100.00%
Derivative, Fixed Interest Rate			2.47%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 19
Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR	3-Month LIBOR	3-Month LIBOR
Viento Funding II, Inc., due in 2023 [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			90.00%
Debt Instrument, Description of Variable Rate Basis			6-Month LIBOR
Derivative, Notional Amount			$ 235
Walnut Creek [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			75.00%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 311
WCEP Holdings, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR	3-Month LIBOR	3-Month LIBOR
WCEP Holdings, LLC, due in 2023 [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives			90.00%
Derivative, Fixed Interest Rate			4.003%
Debt Instrument, Description of Variable Rate Basis			3-Month LIBOR
Derivative, Notional Amount			$ 46

[1]	As of March 31, 2016, L+ equals 3 month LIBOR plus x%, except for the NRG Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%
[2]	As of June 30, 2016, L+ equals 3 month LIBOR plus x%, except for the Marsh Landing term loan, Walnut Creek term loan, and NRG Yield LLC and NRG Yield Operating LLC Revolving Credit Facility, where L+ equals 1 month LIBOR plus x% and Kansas South, where L+ equals 6 month LIBOR plus x%